Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Entity Registrant Name	FIRSTSERVICE CORP
Document Type	40-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000913353
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	34,476,038
Multiple Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,325,694